Exhibit 1

J.P. Morgan Chase Commercial Mortgage Securities Trust 2016-WSP
Commercial Mortgage Pass-Through Certificates, Series 2016-WSP

J.P. Morgan Chase Commercial Mortgage Securities Trust 2016-WSP MZ
Commercial Mezzanine Pass-Through Certificates, Series 2016-WSP MZ

Report To:
J.P. Morgan Chase Commercial Mortgage Securities Corp.
JPMorgan Chase Bank, National Association
J.P. Morgan Securities LLC
Academy Securities, Inc.
Drexel Hamilton, LLC

11 August 2016

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

J.P. Morgan Chase Commercial Mortgage Securities Corp. JPMorgan Chase Bank, National Association J.P. Morgan Securities LLC 383 Madison Avenue New York, New York 10179	Drexel Hamilton, LLC 77 Water Street New York, New York 10005

Academy Securities, Inc.
277 Park Avenue, 35th Floor
New York, New York 10172

Re:	J.P. Morgan Chase Commercial Mortgage Securities Trust 2016-WSP Commercial Mortgage Pass-Through Certificates, Series 2016-WSP (the “CMBS Certificates”)

J.P. Morgan Chase Commercial Mortgage Securities Trust 2016-WSP MZ Commercial Mezzanine Pass-Through Certificates, Series 2016-WSP MZ (the “Mezzanine Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist J.P. Morgan Chase Commercial Mortgage Securities Corp. (the “Depositor”) in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined in Attachment A) and Mezzanine Loan (as defined in Attachment A) that will secure the CMBS Certificates and Mezzanine Certificates, respectively.  This agreed‑upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  The sufficiency of the procedures is solely the responsibility of the Specified Parties.  Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:
a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.
A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained on the Source Documents,

d.
A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,

e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures and
f.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A.  The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics and the determination of the instructions, assumptions and methodologies that are described herein.  We were not requested to perform and we have not performed any further procedures than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files.  We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics or any other information provided to us by the Depositor upon which we relied in forming our findings.  Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loan or Mezzanine Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report.  We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:
a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan or Mezzanine Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan or Mezzanine Loan,
iii.	Whether the originator of the Mortgage Loan or Mezzanine Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan or Mezzanine Loan that would be material to the likelihood that the issuer of the CMBS Certificates or Mezzanine Certificates that are secured by the Mortgage Loan or Mezzanine Loan, respectively, will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.  It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

\s\ Ernst & Young LLP

11 August 2016

Attachment A Page 1 of 10

Background

For the purpose of the procedures described in this report, the Depositor indicated that:
a.	The CMBS Certificates will represent interests in J.P. Morgan Chase Commercial Mortgage Securities Trust 2016‑WSP (the “CMBS Issuing Entity”) that will be established by the Depositor,
b.
The assets of the CMBS Issuing Entity will consist primarily of a mortgage loan evidenced by a promissory note issued by 63 borrowers (collectively, the “Mortgage Borrowers”), evidencing a floating rate loan (the “Mortgage Loan”),

c.
The Mortgage Loan is secured by, among other things, cross-collateralized and cross‑defaulted first mortgage, deed to secure debt or deed of trust liens on the Mortgage Borrowers’ fee interests in 63 extended-stay hotel properties located in 20 states (collectively, the “Properties”),

d.	The Mortgage Loan has a related floating rate mezzanine loan (the “Mezzanine Loan”),
e.	The Mezzanine Certificates will represent interests in J.P. Morgan Chase Commercial Mortgage Securities Trust 2016‑WSP MZ (the “Mezzanine Issuing Entity”) that will be established by the Depositor,
f.	The assets of the Mezzanine Issuing Entity will consist primarily of one promissory note issued by WoodSpring Hotels Mezz A LLC (the “Mezzanine Borrower”) evidencing the Mezzanine Loan,
g.
The Mezzanine Loan is secured by, among other things, the pledges of the Mezzanine Borrower’s direct ownership interests in the Mortgage Borrowers and in the managing entity of each Mortgage Borrower and

h.	The Mezzanine Loan will be subordinate in priority of payment to the Mortgage Loan.

For the purpose of the procedures described in this report, the Mortgage Loan, together with the Mezzanine Loan, is hereinafter referred to as the “Total Debt associated with the Mortgage Loan” (or with respect to each Property, is hereinafter referred to as the “Total Debt associated with each Property”).

Procedures performed and our associated findings

1.	We obtained from the Depositor:
a.
An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information on the Mortgage Loan, Mezzanine Loan, Properties, Total Debt associated with the Mortgage Loan and Total Debt associated with each Property as of 9 August 2016 (the “Cut‑off Date”) and

b.	A record layout and decode table related to the information on the Preliminary Data File.

Attachment A Page 2 of 10

1. (continued)

Using the information on the Source Documents, we compared the Compared Characteristics shown on Exhibit 2 of Attachment A, as shown on the Preliminary Data File, to the corresponding information on copies of the Source Documents indicated on Exhibit 2 of Attachment A, subject to the qualifications and exceptions stated in the notes to Exhibit 2 of Attachment A.  Where more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information on at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 2 of Attachment A.  We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 of Attachment A.

2.
As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1., and provided a list of such differences to the Depositor.  The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.
An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files), that the Depositor indicated contains information on the Mortgage Loan, Mezzanine Loan, Properties, Total Debt associated with the Mortgage Loan and Total Debt associated with each Property as of the Cut‑off Date and

b.	A record layout and decode table related to the information on the Final Data File.

Using information on the:
i.	Final Data File and
ii.	Updated Data File,
we compared each Compared Characteristic on Exhibit 2 of Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.
Using the “First Payment Date” of the Mortgage Loan and Mezzanine Loan, as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan and Mezzanine Loan as of the Cut‑off Date.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 10

5.	Using the:
a.	First Payment Date and
b.	Initial Maturity Date
of the Mortgage Loan and Mezzanine Loan, both as shown on the Final Data File, we recalculated the:
i.	Original Mortgage Loan Term and
ii.	Original Mezzanine Loan Term
of the Mortgage Loan and Mezzanine Loan, respectively.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	Seasoning,
b.	Original Mortgage Loan Term and
c.	Original Mezzanine Loan Term
of the Mortgage Loan and Mezzanine Loan, as applicable, all as shown on the Final Data File, we recalculated the:
i.	Remaining Mortgage Loan Term to Maturity and
ii.	Remaining Mezzanine Loan Term to Maturity
of the Mortgage Loan and Mezzanine Loan, respectively.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.
With respect to the Mortgage Loan and Mezzanine Loan, the loan agreement and mezzanine loan agreement Source Documents indicate that the Mortgage Loan and Mezzanine Loan are interest-only for their entire terms, including during any extension period options.  Based on this information, the Depositor instructed us to:

a.	Use “0” for the:
i.	Original Mortgage Loan Amortization Term,
ii.	Original Mezzanine Loan Amortization Term,
iii.	Remaining Mortgage Loan Amortization Term and
iv.	Remaining Mezzanine Loan Amortization Term
characteristics on the Final Data File,
b.	Use the “Original Mortgage Loan Term” of the Mortgage Loan, as shown on the Final Data File, for the “Mortgage Loan IO Period” characteristic on the Final Data File,
c.	Use the “Original Mezzanine Loan Term” of the Mezzanine Loan, as shown on the Final Data File, for the “Mezzanine Loan IO Period” characteristic on the Final Data File,

Attachment A Page 4 of 10

7. (continued)

d.	Use the “Original Allocated Mortgage Loan Balance” of the Mortgage Loan and each Property, as shown on the Final Data File, for the:
i.	Principal balance of the Mortgage Loan and each Property as of the Cut‑off Date (the “Cut‑off Date Allocated Loan Amount ($)”) and
ii.	Principal balance of the Mortgage Loan and each Property as of the “Initial Maturity Date” of the Mortgage Loan (the “Maturity Allocated Mortgage Loan Balance”) and
e.	Use the “Original Allocated Mezzanine Loan Balance” of the Mezzanine Loan and each Property, as shown on the Final Data File, for the:
i.	Principal balance of the Mezzanine Loan and each Property as of the Cut‑off Date (the “Current Allocated Mezzanine Loan Balance”) and
ii.	Principal balance of the Mezzanine Loan and each Property as of the “Initial Maturity Date” of the Mezzanine Loan (the “Maturity Allocated Mezzanine Loan Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	Original Allocated Mortgage Loan Balance,
b.	Original Allocated Mezzanine Loan Balance,
c.	Cut-off Date Allocated Loan Amount ($),
d.	Current Allocated Mezzanine Loan Balance,
e.	Maturity Allocated Mortgage Loan Balance and
f.	Maturity Allocated Mezzanine Loan Balance
of the Mortgage Loan, Mezzanine Loan and each Property, as applicable, all as shown on the Final Data File, we recalculated the:
i.	Original Allocated Total Debt Balance,
ii.	Current Allocated Total Debt Balance and
iii.	Maturity Allocated Total Debt Balance
of the Total Debt associated with the Mortgage Loan and Total Debt associated with each Property.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.
Using the “Cut-off Date Allocated Loan Amount ($)” of each Property, as shown on the Final Data File, we recalculated the “Percentage of Cut-off Date Allocated Loan Amount” of each Property.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 10

10.	Using the:
a.	Mortgage Spread,
b.	Mezzanine Spread,
c.	Cut-off Date Allocated Loan Amount ($),
d.	Current Allocated Mezzanine Loan Balance,
e.	LIBOR Floor,
f.	LIBOR Cap and
g.	LIBOR Rounding Methodology
of the Mortgage Loan and Mezzanine Loan, as applicable, all as shown on the Final Data File, and a LIBOR assumption of 0.5000% that was provided by the Depositor, we recalculated the:
i.	Mortgage Loan Interest Rate,
ii.	Mezzanine Loan Interest Rate and
iii.	Total Debt Interest Rate
of the Mortgage Loan, Mezzanine Loan and Total Debt associated with the Mortgage Loan, respectively.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

11.	Using the:
a.	Mortgage Spread,
b.	Mezzanine Spread,
c.	Cut-off Date Allocated Loan Amount ($),
d.	Current Allocated Mezzanine Loan Balance and
e.	LIBOR Cap
of the Mortgage Loan and Mezzanine Loan, as applicable, all as shown on the Final Data File, we recalculated the:
i.	Mortgage Interest Rate at LIBOR Cap,
ii.	Mezzanine Interest Rate at LIBOR Cap and
iii.	Total Debt Interest Rate at LIBOR Cap
of the Mortgage Loan, Mezzanine Loan and Total Debt associated with the Mortgage Loan, respectively.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 6 of 10

12.	Using the:
a.	Cut-off Date Allocated Loan Amount ($),
b.	Mortgage Loan Interest Rate,
c.	Mortgage Interest Rate at LIBOR Cap and
d.	Accrual Basis
of the Mortgage Loan, as applicable, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding three paragraphs of this Item 12., we recalculated the:
i.	Annual Mortgage Debt Service,
ii.	Monthly Mortgage Debt Service,
iii.	Annual Mortgage Debt Service at LIBOR Cap and
iv.	Monthly Mortgage Debt Service at LIBOR Cap
of the Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Mortgage Debt Service” of the Mortgage Loan as the product of:
i.	The “Cut-off Date Allocated Loan Amount ($),” as shown on the Final Data File,
ii.	The “Mortgage Loan Interest Rate,” as shown on the Final Data File, and
iii.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Mortgage Debt Service at LIBOR Cap” of the Mortgage Loan as the product of:
i.	The “Cut-off Date Allocated Loan Amount ($),” as shown on the Final Data File,
ii.	The “Mortgage Loan Interest Rate at LIBOR Cap,” as shown on the Final Data File, and
iii.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Mortgage Debt Service” and “Monthly Mortgage Debt Service at LIBOR Cap” of the Mortgage Loan as 1/12th of the “Annual Mortgage Debt Service” and “Annual Mortgage Debt Service at LIBOR Cap,” respectively.

Attachment A Page 7 of 10

13.	Using the:
a.	Current Allocated Mezzanine Loan Balance,
b.	Mezzanine Loan Interest Rate,
c.	Mezzanine Interest Rate at LIBOR Cap and
d.	Accrual Basis
of the Mezzanine Loan, as applicable, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding three paragraphs of this Item 13., we recalculated the:
i.	Annual Securitized Mezzanine Debt Service,
ii.	Monthly Securitized Mezzanine Debt Service,
iii.	Annual Securitized Mezzanine Debt Service at LIBOR Cap and
iv.	Monthly Securitized Mezzanine Debt Service at LIBOR Cap
of the Mezzanine Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Securitized Mezzanine Debt Service” of the Mezzanine Loan as the product of:
i.	The “Current Allocated Mezzanine Loan Balance,” as shown on the Final Data File,
ii.	The “Mezzanine Loan Interest Rate,” as shown on the Final Data File, and
iii.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Securitized Mezzanine Debt Service at LIBOR Cap” of the Mezzanine Loan as the product of:
i.	The “Current Allocated Mezzanine Loan Balance,” as shown on the Final Data File,
ii.	The “Mezzanine Loan Interest Rate at LIBOR Cap,” as shown on the Final Data File, and
iii.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Securitized Mezzanine Debt Service” and “Monthly Securitized Mezzanine Debt Service at LIBOR Cap” of the Mezzanine Loan as 1/12th of the “Annual Secured Mezzanine Debt Service” and “Annual Secured Mezzanine Debt Service at LIBOR Cap,” respectively.

Attachment A Page 8 of 10

14.	Using the:
a.	Annual Mortgage Debt Service,
b.	Annual Securitized Mezzanine Debt Service,
c.	Annual Mortgage Debt Service at LIBOR Cap and
d.	Annual Securitized Mezzanine Debt Service at LIBOR Cap
of the Mortgage Loan and Mezzanine Loan, as applicable, all as shown on the Final Data File, we recalculated the:
i.	Annual Total Debt Service and
ii.	Annual Total Debt Service at LIBOR Cap
of the Total Debt associated with the Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

15.	Using the:
a.	Annual Mortgage Debt Service,
b.	Annual Mortgage Debt Service at LIBOR Cap,
c.	Cut-off Date Allocated Loan Amount ($),
d.	Maturity Allocated Mortgage Loan Balance,
e.	TTM June 2016 NOI ($),
f.	TTM June 2016 NCF ($),
g.	Appraised Value ($) and
h.	Units
of the Mortgage Loan and each Property, as applicable, all as shown on the Final Data File, we recalculated the:
i.	Mortgage Loan NOI DSCR,
ii.	Mortgage Loan NCF DSCR,
iii.	Mortgage Loan NOI DSCR at LIBOR Cap,
iv.	Mortgage Loan NCF DSCR at LIBOR Cap,
v.	Current Mortgage Loan LTV,
vi.	Maturity Mortgage Loan LTV,
vii.	Mortgage Loan TTM June 2016 NOI DY,
viii.	Mortgage Loan TTM June 2016 NCF DY and
ix.	Mortgage Loan Allocated Loan Amount per Key ($)
of the Mortgage Loan and, also with respect to item ix. above, of each Property.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:
a.	Round the “Mortgage Loan NOI DSCR,” “Mortgage Loan NCF DSCR,” “Mortgage Loan NOI DSCR at LIBOR Cap” and “Mortgage Loan NOI DSCR at LIBOR Cap” to two decimal places and
b.	Round the “Current Mortgage Loan LTV,” “Maturity Mortgage Loan LTV,” “Mortgage Loan TTM June 2016 NOI DY” and “Mortgage Loan TTM June 2016 NCF DY” to the nearest 1/10th of one percent.

Attachment A Page 9 of 10

16.	Using the:
a.	Annual Total Debt Service,
b.	Annual Total Debt Service at LIBOR Cap,
c.	Current Allocated Total Debt Balance,
d.	Maturity Allocated Total Debt Balance,
e.	TTM June 2016 NOI ($),
f.	TTM June 2016 NCF ($),
g.	Appraised Value ($) and
h.	Units
of the Total Debt associated with the Mortgage Loan and each Property, as applicable, all as shown on the Final Data File, we recalculated the:
i.	Securitized Debt NOI DSCR,
ii.	Securitized Debt NCF DSCR,
iii.	Securitized Debt NOI DSCR at LIBOR Cap,
iv.	Securitized Debt NCF DSCR at LIBOR Cap,
v.	Total Debt NOI DSCR,
vi.	Total Debt NCF DSCR,
vii.	Total Debt NOI DSCR at LIBOR Cap,
viii.	Total Debt NCF DSCR at LIBOR Cap,
ix.	Current Securitized Debt LTV,
x.	Maturity Securitized Debt LTV,
xi.	Current Total Debt LTV,
xii.	Maturity Total Debt LTV,
xiii.	Securitized Debt TTM June 2016 NOI DY,
xiv.	Securitized Debt TTM June 2016 NCF DY,
xv.	Total Debt TTM June 2016 NOI DY,
xvi.	Total Debt TTM June 2016 NCF DY,
xvii.	Securitized Debt per Key and
xviii.	Total Debt per Key
of the Total Debt associated with the Mortgage Loan and, also with respect to items xvii. and xviii. above, of each Property.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:
a.
Round the “Securitized Debt NOI DSCR,” “Securitized Debt NCF DSCR,” “Securitized Debt NOI DSCR at LIBOR Cap,” “Securitized Debt NCF DSCR at LIBOR Cap,” “Total Debt NOI DSCR,” “Total Debt NCF DSCR,” “Total Debt NOI DSCR at LIBOR Cap” and “Total Debt NCF DSCR at LIBOR Cap” to two decimal places and

b.
Round the “Current Securitized Debt LTV,” “Maturity Securitized Debt LTV,” “Current Total Debt LTV,” ”Maturity Total Debt LTV,” “Securitized Debt TTM June 2016 NOI DY,” “Securitized Debt TTM June 2016 NCF DY,” “Total Debt TTM June 2016 NOI DY” and “Total Debt TTM June 2016 NCF DY” to the nearest 1/10th of one percent.

Attachment A Page 10 of 10

17.	Using the:
a.	Master Servicing Fee Rate and
b.	Primary Servicing Fee Rate
of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Servicer Fee” of the Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

18.	Using the:
a.	Servicer Fee,
b.	Trustee & Paying Agent Fee and
c.	CREFC Fee
of the Mortgage Loan, all as shown on the Final Data File, we recalculated the “Admin. Fee” of the Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

19.	Using the:
a.	Mortgage Spread and
b.	Admin. Fee
of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Net Margin Rate” of the Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

20.	Using the:
a.	Mezzanine Master Servicing Fee Rate and
b.	Mezzanine Primary Servicing Fee Rate
of the Mezzanine Loan, both as shown on the Final Data File, we recalculated the “Mezzanine Servicer Fee” of the Mezzanine Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

21.	Using the:
a.	Mezzanine Servicer Fee,
b.	Mezzanine Trustee & Paying Agent Fee and
c.	Mezzanine CREFC Fee
of the Mezzanine Loan, all as shown on the Final Data File, we recalculated the “Mezzanine Admin. Fee” of the Mezzanine Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

22.	Using the:
a.	Mezzanine Spread and
b.	Mezzanine Admin. Fee
of the Mezzanine Loan, both as shown on the Final Data File, we recalculated the “Mezzanine Net Margin Rate” of the Mezzanine Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Source Documents

Mortgage Loan and Mezzanine Loan Source Documents

Document Title	Document Date

Promissory Note	4 August 2016

Loan Agreement	4 August 2016

Mezzanine Loan Agreement	4 August 2016

Cash Management Agreement	4 August 2016

Mortgage Loan Interest Rate Cap Agreement	4 August 2016

Mezzanine Interest Rate Cap Agreement	4 August 2016

Settlement Statement	4 August 2016

Mortgage Guaranty Agreement	4 August 2016

Mezzanine Guaranty Agreement	4 August 2016

Mezzanine Pledge and Security Agreement	4 August 2016

Servicing Tape	8 August 2016

Bloomberg Screenshot for LIBOR Cap Provider Rating	Not Dated

Exhibit 1 to Attachment A

Property Source Documents

Document Title	Document Date

Appraisal Reports	21 July 2016

Portfolio Appraisal Report	25 July 2016

Engineering Reports	25 July 2016

Environmental Phase I Reports	25 July 2016

Seismic Reports	25 July 2016

Underwriter’s Summary Report	Not Dated

Pro Forma Title Policies	Not Applicable

USPS Internet Site (www.usps.gov)	Not Applicable

Franchise Agreements	22 July 2016

Management Agreement	4 August 2016

STR Reports	Various

Exhibit 2 to Attachment A

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Street Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report
County	Appraisal Report
State / Province (see Note 1)	Appraisal Report
Zip Code	USPS Internet Site (www.usps.gov)
Property Type	Appraisal Report
Property Sub-Type	Appraisal Report
Year Built	Appraisal Report
Year of Renovation	Appraisal Report
Month-Year Acquired	Appraisal Report
Future Brand	Loan Agreement
Rebrand Required (Y/N)	Loan Agreement
Rebrand Deadline	Loan Agreement
Rebranding Reserve	Loan Agreement
Franchise Agreement Expiration Date	Franchise Agreement
Franchise Agreement Expiration Year	Franchise Agreement
Units	Appraisal Report or Underwriter’s Summary Report
Unit Type	Underwriter’s Summary Report
Ownership Interest	Pro Forma Title Policy

Third Party Information:

Characteristic	Source Document

Appraised Value ($) (see Note 2)	Appraisal Report
Appraised Portfolio Value ($) (see Note 2)	Portfolio Appraisal Report
Date of Appraisal (Valuation Date) (see Note 2)	Appraisal Report
Phase I Date	Environmental Phase I Report
Phase II Recommended	Environmental Phase I Report
Engineering Report Date	Engineering Report
Seismic Zone	Engineering Report
Seismic Report Date (see Note 3)	Seismic Report
Seismic PML% (see Note 3)	Seismic Report

Exhibit 2 to Attachment A

Underwriting Information: (see Note 4)

Characteristic	Source Document

2010 & Prior Capex	Underwriter’s Summary Report
2011 Capex	Underwriter’s Summary Report
2012 Capex	Underwriter’s Summary Report
2013 Capex	Underwriter’s Summary Report
2014 Capex	Underwriter’s Summary Report
2015 Capex	Underwriter’s Summary Report
Year-to-Date May 2016 Capex	Underwriter’s Summary Report
2008 Room Revenue ($)	Underwriter’s Summary Report
2009 Room Revenue ($)	Underwriter’s Summary Report
2010 Room Revenue ($)	Underwriter’s Summary Report
2011 Room Revenue ($)	Underwriter’s Summary Report
2012 Room Revenue ($)	Underwriter’s Summary Report
2013 Room Revenue ($)	Underwriter’s Summary Report
2014 Room Revenue ($)	Underwriter’s Summary Report
2015 Room Revenue ($)	Underwriter’s Summary Report
TTM June 2016 Room Revenue ($)	Underwriter’s Summary Report
June 2016 Reforecast Room Revenue ($)	Underwriter’s Summary Report
2008 Total Revenue ($)	Underwriter’s Summary Report
2009 Total Revenue ($)	Underwriter’s Summary Report
2010 Total Revenue ($)	Underwriter’s Summary Report
2011 Total Revenue ($)	Underwriter’s Summary Report
2012 Total Revenue ($)	Underwriter’s Summary Report
2013 Total Revenue ($)	Underwriter’s Summary Report
2014 Total Revenue ($)	Underwriter’s Summary Report
2015 Total Revenue ($)	Underwriter’s Summary Report
TTM June 2016 Total Revenue ($)	Underwriter’s Summary Report
June 2016 Reforecast Total Revenue ($)	Underwriter’s Summary Report
2008 Total Expenses ($)	Underwriter’s Summary Report
2009 Total Expenses ($)	Underwriter’s Summary Report
2010 Total Expenses ($)	Underwriter’s Summary Report
2011 Total Expenses ($)	Underwriter’s Summary Report
2012 Total Expenses ($)	Underwriter’s Summary Report
2013 Total Expenses ($)	Underwriter’s Summary Report
2014 Total Expenses ($)	Underwriter’s Summary Report
2015 Total Expenses ($)	Underwriter’s Summary Report
TTM June 2016 Total Expenses ($)	Underwriter’s Summary Report
June 2016 Reforecast Total Expenses ($)	Underwriter’s Summary Report
2008 NOI ($)	Underwriter’s Summary Report
2009 NOI ($)	Underwriter’s Summary Report
2010 NOI ($)	Underwriter’s Summary Report
2011 NOI ($)	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Underwriting Information: (continued)

Characteristic	Source Document

2012 NOI ($)	Underwriter’s Summary Report
2013 NOI ($)	Underwriter’s Summary Report
2014 NOI ($)	Underwriter’s Summary Report
2015 NOI ($)	Underwriter’s Summary Report
TTM June 2016 NOI ($)	Underwriter’s Summary Report
June 2016 Reforecast NOI ($)	Underwriter’s Summary Report
2008 FF&E	Underwriter’s Summary Report
2009 FF&E	Underwriter’s Summary Report
2010 FF&E	Underwriter’s Summary Report
2011 FF&E	Underwriter’s Summary Report
2012 FF&E	Underwriter’s Summary Report
2013 FF&E	Underwriter’s Summary Report
2014 FF&E	Underwriter’s Summary Report
2015 FF&E	Underwriter’s Summary Report
TTM June 2016 FF&E	Underwriter’s Summary Report
June 2016 Reforecast FF&E	Underwriter’s Summary Report
2008 NCF ($)	Underwriter’s Summary Report
2009 NCF ($)	Underwriter’s Summary Report
2010 NCF ($)	Underwriter’s Summary Report
2011 NCF ($)	Underwriter’s Summary Report
2012 NCF ($)	Underwriter’s Summary Report
2013 NCF ($)	Underwriter’s Summary Report
2014 NCF ($)	Underwriter’s Summary Report
2015 NCF ($)	Underwriter’s Summary Report
TTM June 2016 NCF ($)	Underwriter’s Summary Report
June 2016 Reforecast NCF ($)	Underwriter’s Summary Report
UW Rooms Revenues	Underwriter’s Summary Report
UW Total Revenues	Underwriter’s Summary Report
UW Total Expenses	Underwriter’s Summary Report
Underwritten NOI ($)	Underwriter’s Summary Report
Underwritten FF&E	Underwriter’s Summary Report
Underwritten Net Cash Flow ($)	Underwriter’s Summary Report

Hotel Operating Information:

Characteristic	Source Document

2008 Rooms Occupied	Underwriter’s Summary Report
2009 Rooms Occupied	Underwriter’s Summary Report
2010 Rooms Occupied	Underwriter’s Summary Report
2011 Rooms Occupied	Underwriter’s Summary Report
2012 Rooms Occupied	Underwriter’s Summary Report
2013 Rooms Occupied	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Hotel Operating Information: (continued)

Characteristic	Source Document

2014 Rooms Occupied	Underwriter’s Summary Report
2015 Rooms Occupied	Underwriter’s Summary Report
TTM June 2016 Rooms Occupied	Underwriter’s Summary Report
June 2016 Reforecast Rooms Occupied	Underwriter’s Summary Report
2008 Rooms Available	Underwriter’s Summary Report
2009 Rooms Available	Underwriter’s Summary Report
2010 Rooms Available	Underwriter’s Summary Report
2011 Rooms Available	Underwriter’s Summary Report
2012 Rooms Available	Underwriter’s Summary Report
2013 Rooms Available	Underwriter’s Summary Report
2014 Rooms Available	Underwriter’s Summary Report
2015 Rooms Available	Underwriter’s Summary Report
TTM June 2016 Rooms Occupied	Underwriter’s Summary Report
June 2016 Reforecast Rooms Available	Underwriter’s Summary Report
2008 Occupancy	Underwriter’s Summary Report
2009 Occupancy	Underwriter’s Summary Report
2010 Occupancy	Underwriter’s Summary Report
2011 Occupancy	Underwriter’s Summary Report
2012 Occupancy	Underwriter’s Summary Report
2013 Occupancy	Underwriter’s Summary Report
2014 Occupancy	Underwriter’s Summary Report
2015 Occupancy	Underwriter’s Summary Report
TTM June 2016 Occupancy	Underwriter’s Summary Report
June 2016 Reforecast Occupancy	Underwriter’s Summary Report
2008 Average Daily Room Rate ($)	Underwriter’s Summary Report
2009 Average Daily Room Rate ($)	Underwriter’s Summary Report
2010 Average Daily Room Rate ($)	Underwriter’s Summary Report
2011 Average Daily Room Rate ($)	Underwriter’s Summary Report
2012 Average Daily Room Rate ($)	Underwriter’s Summary Report
2013 Average Daily Room Rate ($)	Underwriter’s Summary Report
2014 Average Daily Room Rate ($)	Underwriter’s Summary Report
2015 Average Daily Room Rate ($)	Underwriter’s Summary Report
TTM June 2016 Average Daily Room Rate ($)	Underwriter’s Summary Report
June 2016 Reforecast Average Daily Room Rate ($)	Underwriter’s Summary Report
2008 RevPAR ($)	Underwriter’s Summary Report
2009 RevPAR ($)	Underwriter’s Summary Report
2010 RevPAR ($)	Underwriter’s Summary Report
2011 RevPAR ($)	Underwriter’s Summary Report
2012 RevPAR ($)	Underwriter’s Summary Report
2013 RevPAR ($)	Underwriter’s Summary Report
2014 RevPAR ($)	Underwriter’s Summary Report
2015 RevPAR ($)	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Hotel Operating Information: (continued)

Characteristic	Source Document

TTM June 2016 RevPAR ($)	Underwriter’s Summary Report
June 2016 Reforecast RevPAR ($)	Underwriter’s Summary Report
Underwritten Occupied Rooms	Underwriter’s Summary Report
Underwritten Rooms Available	Underwriter’s Summary Report
Underwritten Occupancy	Underwriter’s Summary Report
Underwritten Average Daily Room Rate ($)	Underwriter’s Summary Report
Underwritten RevPAR ($)	Underwriter’s Summary Report
TTM May 2014 Occupancy Penetration Index	STR Report
TTM May 2015 Occupancy Penetration Index	STR Report
TTM May 2016 Occupancy Penetration Index	STR Report
TTM May 2014 ADR Penetration Index	STR Report
TTM May 2015 ADR Penetration Index	STR Report
TTM May 2016 ADR Penetration Index	STR Report
TTM May 2014 RevPAR Penetration Index	STR Report
TTM May 2015 RevPAR Penetration Index	STR Report
TTM May 2016 RevPAR Penetration Index	STR Report

Reserve and Escrow Information:

Characteristic	Source Document

Initial Tax Escrow	Settlement Statement
Monthly Tax Escrow	Servicing Tape
Terms/Description of Springing Tax Escrow (If applicable)	Loan Agreement
Initial Insurance Escrow	Settlement Statement
Monthly Insurance Escrow	Servicing Tape
Terms/Description of Springing Insurance Escrow (If applicable)	Loan Agreement
FF&E Reserves Initial Deposit Amount	Settlement Statement
FF&E Reserves Monthly Deposit Amount	Loan Agreement
Terms/Description of Springing Replacement Reserves (If applicable)	Loan Agreement
Upfront PIP Reserve	Settlement Statement
Initial Deferred Maintenance Reserve	Settlement Statement

Exhibit 2 to Attachment A

Mortgage Loan and Mezzanine Loan Information:

Characteristic	Source Document(s)

Borrower Entity	Loan Agreement
Note Date (see Note 5)	Loan Agreement and Mezzanine Loan Agreement
Original Allocated Mortgage Loan Balance	Loan Agreement
Original Allocated Mezzanine Loan Balance	Mezzanine Loan Agreement
Loan Purpose	Settlement Statement
Payment Day of Month (and Business Day Convention) (see Note 5)	Loan Agreement and Mezzanine Loan Agreement
First Payment Date (see Note 5)	Loan Agreement and Mezzanine Loan Agreement
Initial Maturity Date (see Note 5)	Loan Agreement and Mezzanine Loan Agreement
Extension Options (Yes/No) (see Note 5)	Loan Agreement and Mezzanine Loan Agreement
Extension Options (see Note 5)	Loan Agreement and Mezzanine Loan Agreement
Final Maturity Date (see Note 5)	Loan Agreement and Mezzanine Loan Agreement
Payment Grace Period Event of Default (see Note 5)	Loan Agreement and Mezzanine Loan Agreement
Payment Grace Period Event of Late Fee (see Note 5)	Loan Agreement and Mezzanine Loan Agreement
Balloon Grace Period Event of Default (see Note 5)	Loan Agreement and Mezzanine Loan Agreement
Balloon Grace Period Event of Late Fee (see Notes 5 and 6)	Loan Agreement and Mezzanine Loan Agreement
Mortgage Spread	Loan Agreement
Mezzanine Spread	Mezzanine Loan Agreement
Spread Increase (see Note 5)	Loan Agreement and Mezzanine Loan Agreement
Spread Increase Description (see Note 5)	Loan Agreement and Mezzanine Loan Agreement
Rate Type (see Note 5)	Loan Agreement and Mezzanine Loan Agreement
Amortization Type (see Note 5)	Loan Agreement and Mezzanine Loan Agreement
Accrual Basis (see Note 5)	Loan Agreement and Mezzanine Loan Agreement
Interest Accrual Period Start (see Note 5)	Loan Agreement and Mezzanine Loan Agreement
Interest Accrual Period End (see Note 5)	Loan Agreement and Mezzanine Loan Agreement

Exhibit 2 to Attachment A

Mortgage Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

Interest Rate Adjustment Frequency (see Note 5)	Loan Agreement and Mezzanine Loan Agreement
LIBOR Rounding Methodology (see Note 5)	Loan Agreement and Mezzanine Loan Agreement
LIBOR Lookback Days (see Note 5)	Loan Agreement and Mezzanine Loan Agreement
LIBOR Floor (see Note 5)	Loan Agreement and Mezzanine Loan Agreement
LIBOR Cap (see Note 5)	Mortgage Loan Interest Rate Cap Agreement and Mezzanine Loan Interest Rate Cap Agreement
LIBOR Cap Expiration Date (see Note 5)	Mortgage Loan Interest Rate Cap Agreement and Mezzanine Loan Interest Rate Cap Agreement
LIBOR Cap Provider (see Note 5)	Mortgage Loan Interest Rate Cap Agreement and Mezzanine Loan Interest Rate Cap Agreement
LIBOR Cap Provider Rating (M/S&P/F) (see Note 5)	Bloomberg Screenshot for LIBOR Cap Provider Rating
Exit Fees	Loan Agreement
Prepayment String	Loan Agreement
Mezzanine Prepayment String	Mezzanine Loan Agreement
Partial Collateral Release (Y/N)	Loan Agreement
Partial Collateral Release Description	Loan Agreement
Substitution Allowed (Y/N)	Loan Agreement
Substitution Provision Description	Loan Agreement
LockBox (Y/N)	Loan Agreement and Cash Management Agreement
Lockbox Type (see Note 7)	Loan Agreement and Cash Management Agreement
Terms/Description of Springing Lockbox (If applicable)	Loan Agreement
Guarantor	Mortgage Guaranty Agreement and Mezzanine Guaranty Agreement

Exhibit 2 to Attachment A

Notes:

1.	For the purpose of comparing the:
a.	Street Address,
b.	City and
c.	State / Province
characteristics, the Depositor instructed us to ignore differences that are caused by standard postal abbreviations.

2.	For the purpose of comparing the “Appraised Value ($)” and “Date of Appraisal (Valuation Date)” characteristics, the Depositor instructed us to use:
a.
The “As If Converted” appraised value and corresponding valuation date, each as shown on the applicable appraisal report Source Document, for each Property with “As If Converted” for the “Appraisal Type” characteristic on the Preliminary Data File and

b.
The “As Is” appraised value and corresponding valuation date, each as shown on the applicable appraisal report Source Document, for each Property with “As Is” for the “Appraisal Type” characteristic on the Preliminary Data File.

For the purpose of comparing the “Appraised Portfolio Value ($)” characteristic for each Property, the Depositor instructed us to allocate the “Appraised Portfolio Value ($),” as shown on the portfolio appraisal report Source Document, to each Property on a pro-rata basis using the “Appraised Value ($)” of each Property, as shown on the Preliminary Data File.

3.	The Depositor instructed us to perform procedures on the “Seismic Report Date” and “Seismic PML%” characteristics only for Properties that have a seismic report Source Document.

4.	For the purpose of comparing the “Underwriting Information” characteristics, the Depositor instructed us to ignore differences of $1.00 or less.

Exhibit 2 to Attachment A

Notes: (continued)

5.	For the purpose of comparing the:
a.	Note Date,
b.	Payment Day of Month (and Business Day Convention),
c.	First Payment Date,
d.	Initial Maturity Date,
e.	Extension Options (Yes/No),
f.	Extension Options,
g.	Final Maturity Date,
h.	Payment Grace Period Event of Default,
i.	Payment Grace Period Event of Late Fee,
j.	Balloon Grace Period Event of Default,
k.	Balloon Grace Period Event of Late Fee,
l.	Spread Increase,
m.	Spread Increase Description,
n.	Rate Type,
o.	Amortization Type,
p.	Accrual Basis,
q.	Interest Accrual Period Start,
r.	Interest Accrual Period End,
s.	Interest Rate Adjustment Frequency,
t.	LIBOR Rounding Methodology,
u.	LIBOR Lookback Days,
v.	LIBOR Floor,
w.	LIBOR Cap,
x.	LIBOR Cap Expiration Date,
y.	LIBOR Cap Provider and
z.	LIBOR Cap Provider Rating (M/S&P/F)
characteristics, the Depositor instructed us to compare the information on the Preliminary Data File to the corresponding information for the Mortgage Loan and Mezzanine Loan that is shown on the applicable Source Documents for each of the characteristics listed in a. through z. above.

6.
The Depositor instructed us to use the “Payment Grace Period Event of Late Fee,” as shown on the applicable Source Document, for the “Balloon Grace Period Event of Late Fee” characteristic, as the loan agreement and mezzanine loan agreement Source Documents did not specify a grace period for the payment due on the “Initial Maturity Date” or another maturity date during any extension period of the Mortgage Loan and Mezzanine Loan.

Exhibit 2 to Attachment A

Notes: (continued)

7.
For the purpose of comparing the “Lockbox Type” characteristic, the Depositor instructed us to use “CMA” if the loan agreement and cash management agreement Source Documents currently require the Mortgage Borrowers (or the related credit card companies) to send all receipts or other income directly to the lockbox account; provided, however, that thereafter funds deposited in such lockbox account are transferred directly to the Mortgage Borrowers who pay debt service and fund all required escrow and reserve accounts (including debt service) from the amounts received; however, upon the occurrence of certain triggering events, the lockbox account converts to a hard lockbox.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Property No.
Property ID
Property Name
Appraisal Type
Current Brand
Ground Lease Expiration Date
Master Servicing Fee Rate
Primary Servicing Fee Rate
Trustee & Paying Agent Fee
CREFC Fee
Mezzanine Master Servicing Fee Rate
Mezzanine Primary Servicing Fee Rate
Mezzanine Trustee & Paying Agent Fee
Mezzanine CREFC Fee

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.